INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
INVENTORIES

NOTE 4 – INVENTORIES

At September 30, 2015 and December 31, 2014, inventories consisted of the following:

	September 30, 2015	December 31, 2014
	(Unaudited)
Raw materials	$271,384	$191,210
Finished goods	365,784	364,970
	637,168	556,180
Less: reserve for obsolete inventory	(91,975)	(95,201)
	$545,193	$460,979

For the nine months ended September 30, 2015 and 2014, the Company reported ($10,262) and $75,411 as gain (loss) on its physical inventory, respectively.

NOTE 4 – INVENTORIES

At December 31, 2014 and 2013, inventories consisted of the following:

	December 31,
	2014	2013
Raw materials	$191,210	$213,226
Finished goods	364,970	1,132,096
	556,180	1,345,322
Less: reserve for obsolete inventory	(95,201)	(485,715)
	$460,979	$859,607

For the years ended December 31, 2014, the Company reported loss of $135,797 on physical inventory, a temporary loss of $17,254 and a permanent loss of 18,090 on inventory valuation. For the years ended December 31, 2013, the Company reported loss of $66,735 on physical inventory and a temporary loss of $7,731 on inventory valuation.